Gains or losses on non-financial assets and investments, net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of gains losses on disposals of non-financial assets [Line items]
Tangible and intangible assets, gains	€ 124	€ 134	€ 131
Investments, gains	2	443	30
Gains on disposals of tangible and intangible assets and investments	126	577	161
Tangible and intangible assets, losses	(92)	(43)	(116)
Investments, losses	(6)	(12)	(15)
Losses on disposals of tangible and intangible assets and investments	(98)	(55)	(131)
Gains (losses) on disposal of assets not classified as non-current assets held for sale, total	€ 28	522	€ 30
Allfunds Bank Sa [Member]
Disclosure of gains losses on disposals of non-financial assets [Line items]
Investments, gains		€ 425